UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-13018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $17,291 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA INFORMATION SEC TECH I   COM              16944F101     3849   819066 SH       SOLE                   819066        0        0
CHINA SKY ONE MED INC          COM              16941P102     2448   199400 SH       SOLE                   199400        0        0
DIGITALFX INTL INC             COM              25389E107       35   191702 SH       SOLE                   191702        0        0
LEADING BRANDS INC             COM              52170U108      300   566667 SH       SOLE                   566667        0        0
MPC CORPORATION                COM              553166109      181  2010644 SH       SOLE                  2010644        0        0
VALUERICH INC                  COM              92046V104      125   464286 SH       SOLE                   464286        0        0
WUHAN GENERAL GRP CHINA INC    COM              982569105    10353  2093870 SH       SOLE                  2093870        0        0